4. CASH AND CASH EQUIVALENTS (Details) € in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)
CashAndCashEquivalentLineItems [Line Items]
Cash and bank accounts			R$ 2,439,072				R$ 2,289,787
Cash equivalents			3,667,132				883,265
Cash and cash equivalents			R$ 7,576,625				4,237,785
U.S. dollars (USD)
CashAndCashEquivalentLineItems [Line Items]
Cash and bank accounts | $		$ 1,185,208				$ 1,356,128
U.S. dollars (USD) | Term Deposit [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents | $		$ 198,878				270,714
Average rate (p.a.)	[1]	0.71%	0.71%	0.71%	0.71%
U.S. dollars (USD) | Overnight [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents | $		$ 1,220,232				$ 689,874
Average rate (p.a.)	[1]	0.07%	0.07%	0.07%	0.07%
Brazilian Reais
CashAndCashEquivalentLineItems [Line Items]
Cash and bank accounts			R$ 112,181				167,051
Brazilian Reais | Investment funds [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents			R$ 4,684				3,507
Average rate (p.a.)	[1]	0.05%	0.05%	0.05%	0.05%
Brazilian Reais | Bank deposit certificates [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents			R$ 3,662,448				R$ 879,758
Average rate (p.a.)	[1]	1.86%	1.86%	1.86%	1.86%
Euros (EUR)
CashAndCashEquivalentLineItems [Line Items]
Cash and bank accounts | €				€ 54,687				€ 71,626
Other Currencies [member]
CashAndCashEquivalentLineItems [Line Items]
Cash and bank accounts | £					£ 1,086,996				£ 694,982
Other Currencies [member] | Term Deposit [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents | £					£ 51,311				£ 104,145
Average rate (p.a.)	[1]

[1]	Weighted average annual rate.